Term Loan - Schedule of Atlantic Term Loans (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Short-Term Debt [Line Items]
Balance, beginning of period	$ 3,558
Balance, end of period	2,488	$ 3,558
Atlantic Term Loans [Member]
Short-Term Debt [Line Items]
Balance, beginning of period	3,558	5,608
Interest	116	215
Repayment	(1,348)	(2,001)
Foreign exchange movement	162	(264)
Balance, end of period	2,488	3,558
Atlantic Term Loans [Member] | Term Loan 1 [Member]
Short-Term Debt [Line Items]
Balance, beginning of period	2,191	3,454
Interest	69	134
Repayment	(828)	(1,234)
Foreign exchange movement	100	(163)
Balance, end of period	1,532	2,191
Atlantic Term Loans [Member] | Term Loan 2 [Member]
Short-Term Debt [Line Items]
Balance, beginning of period	1,367	2,154
Interest	47	81
Repayment	(520)	(767)
Foreign exchange movement	62	(101)
Balance, end of period	$ 956	$ 1,367